Financial Assets and Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
US$200M MUFG Bank, Ltd. [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		₱ (1)
Interest rate risk [member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (3,288)	(1,303)
Cost of hedging reserve	75	77
Interest rate risk [member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	28	(438)
Cost of hedging reserve	3	4
Interest rate risk [member] | US$300M Term Loan [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(273)
Interest rate risk [member] | US$100M PNB [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(11)
Interest rate risk [member] | US$200M MUFG Bank, Ltd. [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(8)
Cost of hedging reserve		2
Interest rate risk [member] | US$300M Notes 2031 [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(3,288)	(1,011)
Cost of hedging reserve	75	75
Interest rate risk [member] | US$100M Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(9)
Interest rate risk [member] | US$140M PNB [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	28	(429)
Cost of hedging reserve	₱ 3	₱ 4